Consolidated Statements of Cash Flows, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Types of collection from operating activities
Collections from the sale of goods and services	$ 3,037,830,501	$ 3,147,019,752	$ 3,234,555,814
Collections from premiums and services, annual payments, and other obligations from policies held	9,201,388	6,808,382	3,941,414
Other collections from operating activities	23,353,592	15,216,737	3,764,294
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(1,921,809,622)	(2,068,346,327)	(2,119,032,266)
Payments to and on behalf of employees	(119,944,410)	(128,787,065)	(128,828,942)
Payments on premiums and services, annual payments, and other obligations from policies held	(15,704,586)	(15,466,609)	(17,236,985)
Other payments for operating activities	(137,352,099)	(130,403,003)	(232,754,099)
Income taxes paid	(134,512,945)	(183,022,750)	(125,565,819)
Other outflows of cash, net	(5,536,297)	(7,405,397)	(4,158,555)
Net cash flows from operating activities	735,525,522	635,613,720	614,684,856
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses, net	(1,624,326,739)		3,003
Other collections from the sale of equity or debt instruments belonging to other entities		115,582,806	134,925,825
Other payments to acquire stakes in joint ventures		(1,943,100)	(2,346,000)
Loans to related companies	(37,940,159)	(161,363,897)	(72,633,744)
Proceeds from the sale of property, plant and equipment	4,640,835	4,428,995	15,272,996
Purchases of property, plant and equipment	(300,538,836)	(266,029,921)	(222,385,600)
Payments for future, forward, option and swap contracts	(1,475,713)	(7,808,837)	(8,044,017)
Collections from future, forward, option and swap contracts	352,734	835,105	3,744,080
Collections from related companies	76,307,192	161,363,898	72,855,009
Dividends received	1,520,979	879,884	8,682,136
Interest received	6,653,972	7,589,290	6,437,720
Other inflows (outflows) of cash	(6,753,959)
Net cash flows used in investing activities	(1,881,559,694)	(146,465,777)	(63,488,592)
Cash flows from (used in) financing activities
Payments proceeds from share Issuance	665,829,207
Payments for acquiring treasury shares	(72,388,009)
Total Amounts from long-term loans	1,565,782,604		136,870,540
Proceeds from long-term loans	1,565,782,604		136,870,500
Proceeds from short-them loans			40
Loans from related companies		150,000,000	150,517,279
Payments of loans	(819,525,929)	(5,534,483)
Payments on borrowings and financial lease liabilities	(1,889,685)	(2,592,237)	(139,596,278)
Payment of loans to related companies		(150,000,000)	(167,561,709)
Dividends paid	(231,392,743)	(260,803,055)	(322,805,225)
Interest paid	(116,540,891)	(43,816,959)	(48,344,510)
Other outflows of cash, net	(23,297,678)	(4,848,787)	(54,947,069)
Net cash flows used in financing activities	966,576,876	(317,595,521)	(445,866,972)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(179,457,296)	171,552,422	105,329,292
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	5,173,194	1,904,412	(3,591,945)
Net increase (decrease) in cash and cash equivalents	(174,284,102)	173,456,834	101,737,347
Cash and cash equivalents at beginning of year	419,456,026	245,999,192	144,261,845
Cash and cash equivalents at end of year	$ 245,171,924	$ 419,456,026	$ 245,999,192